Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 3,791.4	€ 3,952.7	€ 4,504.9
Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 59.5	57.6	54.3
Percentage of loan allowance	50.00%
Past due | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0.8	0.8	0.8
Past due and impaired | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.2	0.2	0.2
Past due but not impaired | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0.6	€ 0.6	€ 0.6